CONVERTIBLE PREFERRED SHARES AND WARRANTS - Financing rounds (Details) $ / shares in Units, $ in Thousands			1 Months Ended				6 Months Ended	12 Months Ended
	Mar. 07, 2022	Jul. 15, 2021 shares	Apr. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares	Sep. 30, 2018 USD ($) $ / shares shares	Apr. 30, 2016 shares	Jun. 30, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2019 shares
Convertible Preferred shares
Number of shares issued		9,053	556,548	5,316,493	7,229,885		12,435,849
Number of warrants issued					3,614,960	67,897		3,880,777	6,789,694
Consideration for issuance of shares | $					$ 29,150
Price per share | $ / shares					$ 4.03
Issuance expenses | $					$ 91
Fair value of warrants | $					$ 3,821
Conversion ratio					1			1
Stock split ratio	0.905292
Series A Convertible Preferred shares
Convertible Preferred shares
Number of warrants issued								3,614,960
Conversion ratio								1.07
Preferred shares that can be converted								7,229,885
Series B Convertible Preferred shares
Convertible Preferred shares
Number of shares issued			6,509,301
Consideration for issuance of shares | $			$ 28,761
Price per share | $ / shares			$ 4.42
Issuance expenses | $			$ 35
Conversion ratio			1
Ordinary shares
Convertible Preferred shares
Shares can be issued for conversion								7,761,495
Stock split ratio	0.905292